Shareholder Report, Holdings (Details) - Brookmont Catastrophic Bond ETF	Dec. 31, 2025
US Treasury Bill 4/2/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
Integrity RE III 06/06/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
US Treasury Bill 2/26/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Herbie RE Ltd. 06/07/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Everglades RE II Ltd. 05/13/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Winston Re Ltd. 02/21/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Floodsmart Re Ltd. 03/12/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Puerto Rico Parametric 06/07/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Cape Lookout RE Ltd. 03/13/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Armor RE II Ltd. 01/07/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.88%